Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 34.4	SFr 17.0
Additions	60.3	24.6
Disposals	(1.8)
Depreciation	(14.1)	(7.1)
Currency translation	(1.5)	(0.2)
Property, plant and equipment at the end of period	77.2	34.4
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19.0	5.9
Additions	30.8	14.3
Disposals	(0.4)
Depreciation	(3.7)	(1.1)
Currency translation	(1.0)	(0.1)
Property, plant and equipment at the end of period	44.7	19.0
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3.8	3.8
Additions	4.1	2.8
Disposals	(0.1)
Depreciation	(2.4)	(2.7)
Currency translation	(0.1)	(0.0)
Property, plant and equipment at the end of period	5.3	3.8
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6.3	4.3
Additions	7.9	4.1
Disposals	(1.3)
Depreciation	(5.3)	(2.1)
Currency translation	0.0	(0.0)
Property, plant and equipment at the end of period	7.5	6.3
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5.3	3.0
Additions	17.5	3.5
Disposals	0.0
Depreciation	(2.7)	(1.1)
Currency translation	(0.4)	(0.0)
Property, plant and equipment at the end of period	19.7	5.3
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	47.9	25.4
Property, plant and equipment at the end of period	97.8	47.9
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20.9	6.7
Property, plant and equipment at the end of period	49.7	20.9
Cost | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7.3	6.6
Property, plant and equipment at the end of period	10.7	7.3
Cost | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11.9	7.8
Property, plant and equipment at the end of period	12.9	11.9
Cost | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7.8	4.4
Property, plant and equipment at the end of period	24.5	7.8
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(13.5)	(8.4)
Property, plant and equipment at the end of period	(20.6)	(13.5)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1.9)	(0.7)
Property, plant and equipment at the end of period	(5.0)	(1.9)
Accumulated depreciation | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3.5)	(2.8)
Property, plant and equipment at the end of period	(5.4)	(3.5)
Accumulated depreciation | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5.6)	(3.5)
Property, plant and equipment at the end of period	(5.3)	(5.6)
Accumulated depreciation | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2.5)	(1.4)
Property, plant and equipment at the end of period	SFr (4.9)	SFr (2.5)